Shareholder's Equity (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 355	$ 371	$ 335
Income tax benefit recognized for all share-based compensation plans	$ 134	$ 141	$ 126
Common stock to be issued under the Plan	210
Stock option plans available to colleagues	2
Exercise period, months	6M
Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock to be issued under the Plan	49
Exercise period, months	2M
Sharesave Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of average market value of options granted to colleagues	80.00%
Option exercisable term, years	3
Minimum [Member] | Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	three
Maximum [Member] | Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	six